PGIM Securitized Income ETF Expense Example, No Redemption - PGIM Securitized Income ETF - No Share Class	May 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 40
Expense Example, No Redemption, 3 Years	$ 125